Financial instruments - Carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 3,044,800	$ 2,370,617
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,382,699	1,786,025
Fair value	$ 2,559,771	$ 1,831,292